Finance income and finance cost	6 Months Ended
Jun. 30, 2026
Finance income and finance cost
Finance income and finance cost

12Finance income and finance cost

	June 30, 2026	June 30, 2025
Finance income - Bank interest earned	2,171	127
Finance income - Capitalised to property, plant and equipment (note 14)	(941)	—
	1,230	127
Unwinding of rehabilitation provision - Blanket (note 20)	(263)	(255)
Finance cost - Leases	(28)	(41)
Finance cost - Bank overdrafts	(341)	(450)
Finance cost - Bonds payable (note 22)	(571)	(570)
Finance cost - Loans and borrowings (note 21)	(290)	(186)
Finance cost - Loans and borrowings (Auramet payable) (note 21)	(65)	—
Finance cost - Notes(1)	(6,207)	—
Finance cost - Capitalised to property, plant and equipment (note 14)	2,807	—
Total finance cost	(4,958)	(1,502)
(1)	Interest accretion on the Notes represents the interest expense recognised on the Notes (refer to note 23) together with accrued interest payable presented in Note 24.